Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Carrying Amount of Each Class of Property Plant and Equipment
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31 2018	September 30 2019
Office equipment	$98,820	$39,327
Other equipment	11,052	3,324
Leasehold improvements	178,546	13,501

	$288,418	$56,152

Summary of Cost and Accumulated Depreciation of Property Plant and Equipment
For the nine months ended September 30, 201
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	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost

Balance at January 1, 2018	$211,302	$35,153	$474,504	$720,959
Additions	52,735	1,027	13,602	67,364

Balance at September 30, 2018	$264,037	$36,180	$488,106	$788,323

Accumulated depreciation

Balance at January 1, 2018	$115,436	$14,344	$147,613	$277,393
Depreciation expenses	45,039	8,094	121,271	174,404

Balance at September 30, 2018	$160,475	$22,438	$268,884	$451,797

For the nine months ended September 30, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost

Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,993	—	—	2,993
Disposals	(65,292)	(889)	(219,733)	(285,914)

Balance at September 30, 2019	$214,636	$35,291	$268,373	$518,300

Accumulated depreciation

Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	44,591	7,357	103,715	155,663
Disposals	(47,397)	(518)	(158,403)	(206,318)

Balance at September 30, 2019	$175,309	$31,967	$254,872	$462,148